Earnings (Loss) Per Share - Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended
		Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Earnings (Loss) Per Share [Abstract]
Net income (loss) (in Dollars and Yuan Renminbi)		¥ (677,712)	$ (93,391)	¥ 387,426
Weighted average number of ordinary shares used in computing net loss per share—Basic (in Shares)	[1]	2,463,106,810	2,463,106,810	28,378,920
Weighted average number of ordinary shares used in computing net loss per share— Diluted (in Shares)	[1]	2,463,106,810	2,463,106,810	28,378,920
Net earnings (loss) per share — Basic | (per share)		¥ 0	$ 0	¥ 0
Net earnings (loss) per share — Diluted | (per share)		0	0	0
Net loss per share from continuing operations—Basic | (per share)		0	0	0
Net loss per share from continuing operations—Diluted | (per share)		0	0	0
Net earnings from per share discontinued operations—Basic | (per share)		0	0	0
Net earnings from per share discontinued operations—Diluted | (per share)		¥ 0	$ 0	¥ 0

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one hundred thousandth to one (100,000:1) ordinary shares effective on January 24, 2025 (Note 1).